Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 37,187	$ 18,965
Derivative liabilities		21
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 37,187	18,965
Derivative liabilities		$ 21